Income Taxes (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2021	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income Taxes (Details) [Line Items]
Net income (loss) before taxes		$ 2,314	$ 8,067	$ 8,706
Standard income tax rate		10.00%
Percentage of greater than tax		50.00%
Unrecognized tax benefits		$ 806	$ 1,232	$ 886	$ 735
Macau Patacas [Member]
Income Taxes (Details) [Line Items]
Net income (loss) before taxes	$ 600
Standard income tax rate	12.00%
CHINA [Member]
Income Taxes (Details) [Line Items]
Standard income tax rate		25.00%
CHINA [Member] | Maximum [Member]
Income Taxes (Details) [Line Items]
Net operating loss carry forward period		5 years